Share-Based Payment (Details) - Schedule of Share-Based Payment Arrangements		12 Months Ended
		Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Schedule Of Share Based Payment Arrangements Abstract
Number of options outstanding beginning shares	[1]	255,164	40,445
Weighted average exercise price options outstanding	[1]	$ 11.66	$ 56.2
Number of options granted	[1]		27,468
Weighted average exercise price options granted	[1]		$ 56.2
Number of options options expired	[1]	(123,395)
Weighted average exercise price options expired	[1]	$ 11.66
Number of options options cancelled	[1]	(79,890)
Weighted average exercise price options cancelled	[1]	$ 11.66
Number of options options forfeited Post-IPO	[1]		(64,694)
Weighted average exercise price options forfeited Post-IPO	[1]		$ 12.98
Number of options capital recapitalization	[1],[2]		251,945
Weighted average exercise price capital recapitalization	[1],[2]		$ 11.66
Number of options outstanding ending shares	[1]	51,879	255,164
Weighted average exercise price options outstanding ending per share	[1]	$ 11.66	$ 11.66
Number of options exercisable	[1]	41,879	108,506
Weighted average exercise price options exercisable	[1]	$ 11.66	$ 11.66

[1]	Shares outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.
[2]	Exercise price and numbers of options outstanding and exercisable on the Closing date have been adjusted with the conversion ratio approximately of 4.82 due to capital recapitalization. Refer to Note 24 for more information on the capital recapitalization.